Summary of Significant Accounting Policies - Summary of Operating Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases [Abstract]
2026	¥ 16,576	$ 2,370
2027	14,571	2,084
2028	14,141	2,022
2029	12,199	1,744
2030	12,427	1,777
2031 and thereafter	103,063	14,738
Total	172,977	24,735
Less: imputed interest	(42,453)	(6,070)
Present value of lease liabilities	130,524	18,665
Less: Current portion	(16,278)	(2,328)	¥ (12,527)
Non-current portion of lease liabilities	¥ 114,246	$ 16,337	¥ 125,719